Long-term debt and other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term Debt (Table)
Facility	June 30, 2024	December 31, 2023
Loans	$1,636,430	$1,411,779
Less: Deferred finance costs, net	(9,483)	(8,046)
Total long-term debt	1,626,947	1,403,733
Less: Current portion of debt	(243,501)	(185,516)
Add: Deferred finance costs, current portion	3,036	2,532
Long-term debt, net of current portion and deferred finance costs	$1,386,482	$1,220,749

Long-term debt and other financial liabilities - Weighted-Average Interest Rates (Table)
Three months ended June 30, 2024	7.09%	Six months ended June 30, 2024	7.17%
Three months ended June 30, 2023	6.65%	Six months ended June 30, 2023	6.54%

Long-term debt and other financial liabilities- Principal Payments (Table)
Period/ Year	Amount
July to December 2024	$109,478
2025	242,190
2026	246,744
2027	376,846
2028	229,148
2029 and thereafter	432,024
$1,636,430

Long-term debt and other financial liabilities - Other financial liabilities, net (Table)
	June 30, 2024	December 31, 2023
Other financial liabilities	$156,249	$160,912
Less: Deferred finance costs, net	(1,817)	(1,988)
Total other financial liabilities	154,432	158,924
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	325	338
Other financial liabilities, net of current portion and deferred finance costs	$145,429	$149,934

Long-term debt and other financial liabilities - Schedule of annual lease liability (Table)
Period/ Year	Amount
July to December 2024	$4,665
2025	9,328
2026	9,328
2027	9,328
2028	9,328
2029 and thereafter	114,272
$156,249